9. Loans and advances to clients (Details 9) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Assets Considered To Be Impaired [Abstract]
With no Past-Due Balances or Less than 3 Months Past Due	R$ 12,966,813	R$ 11,729,920	R$ 12,000,867
With Balances Past Due by
3 to 6 Months	3,049,974	3,961,042	3,473,591
6 to 12 Months	4,798,859	5,721,762	4,929,099
12 to 18 Months	1,243,809	985,476	1,144,035
18 to 24 Months	607,527	523,441	325,701
More than 24 Months	509,056	504,435	552,508
Total	23,176,039	23,426,076	22,425,801
Debt Sector
Commercial and industrial	10,558,213	10,072,655	11,832,302
Real estate - Construction	456,130	826,863	1,035,352
Installment loans to individuals	12,144,238	12,497,179	9,499,148
Lease financing	17,458	29,379	58,999
Total	R$ 23,176,039	R$ 23,426,076	R$ 22,425,801